UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (4,190,494)	¥ (29,020,010)	¥ 36,670,583
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	509,147	3,525,946	3,315,470
Amortization of operating lease right-of-use assets	120,076	831,551	782,675
Provision for doubtful accounts	2,263,037	15,671,985	1,237,282
Deferred tax expense (benefits)	(136,302)	(943,920)	(1,685,567)
Provision for inventory reserve			(65,154)
Loss on disposal fixed assets			3,285
Change in operating assets and liabilities:
Accounts receivable	(105,692)	(731,937)	(19,666,225)
Prepayment and other current assets	(590,234)	(4,087,488)	(8,631,298)
Inventories	(13,920)	(96,399)	619,346
Prepayments and deposits	2,968	20,553	(70,900)
Accounts payable	258,955	1,793,316	8,450,783
Operating lease liabilities	(114,902)	(795,720)	(718,008)
Advance from customers	(341,943)	(2,368,021)	1,884,854
Other payables and accrued liabilities	(16,905)	(117,068)	275,991
Taxes payable	257	1,781	(1,926,401)
Net cash provided by (used in) operating activities	(2,355,952)	(16,315,431)	20,476,716
CASH FLOWS FROM INVESTING ACTIVITIES:
Loan to third parties			(10,339,518)
Loan repayment from third parties			23,668,958
Purchases of property and equipment	(49,889)	(345,488)	(1,812,133)
Investments in unconsolidated entities	(86,640)	(600,000)
Net cash (used in) provided by investing activities	(136,529)	(945,488)	11,517,307
CASH FLOWS FROM FINANCING ACTIVITIES:
Amounts advanced from related parties			411,659
Amounts advanced to related parties			(40,280)
Repayments from related parties	8,704	60,280
Repayments to related parties	(50,540)	(350,000)	(370)
Repayments of third-party loan	(55,527)	(384,539)
Proceeds of third-party loan			470,000
Net cash provided by/(used in) financing activities	(97,363)	(674,259)	841,009
EFFECT OF EXCHANGE RATE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(461,250)	3,088,321	721,682
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(3,051,094)	(14,846,857)	33,556,714
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of period	21,910,338	151,119,985	48,006,979
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of period	18,859,244	136,273,128	81,563,693
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	637	4,411	1,821
Cash paid for interest	994	6,887
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Initial recognition of right-of-use assets and lease liabilities			¥ 5,653,603